Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings | $	$ 779,556		$ 904,949	$ 1,007,752
Brazilian subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	$ 64,600	R$ 400.0	82,600
Borrowings, interest rate	3.80%	3.80%
Brazilian subsidiaries | Debênture
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	$ 64,600	R$ 400.0	82,600
Borrowings, interest rate	4.24%	4.24%
Brazilian subsidiaries | Certificados Recebíveis do Agronegócio (CRA) due July 2031/July 2034
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	$ 64,600	R$ 400.0	$ 0
Brazilian subsidiaries | Ecoagro CRA Loan Due July 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.80%	6.80%
Brazilian subsidiaries | Ecoagro CRA Loan Due July 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.65%	12.65%